--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ISSUER                                         SHARES                  VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
--------------------------------------------------------------------------------

AMERICAN DEPOSITORY RECEIPTS/ADR'S - 1.7%

Empressa ICA Sociedad*
 Building & Construction ..................    2,891                 $   46,437
Gazprom*
 Energy Resources .........................    2,000                     33,500
Lukoil Oil Co.
 Energy Resources .........................    4,000                    309,000
Mosenergo*
 Electrical & Gas Utilities                    2,700                    112,050
Surgutneftegaz
Energy Resources ..........................    1,500                     79,875
Telefonos de Mexico
Telephone Utilities .......................    1,970                     94,068
Trade House Gum
 Retailing ................................      400                     32,000
Vimpel Communications SPAD*
 Telephone Utilities ......................    2,500                     95,000
                                                                      ---------
                                                                        801,930
                                                                      ---------
GLOBAL DEPOSITORY RECEIPTS/GDR'S - 0.1%
Samsung Electronics Co. Ltd.
  Electrical & Electronics ................      231                     13,282
                                                                      ---------

AUSTRALIA - 1.8%
Australia & New Zealand Bank
  Banking .................................   14,100                    105,740
Broken Hill Proprietary
  Energy Sources ..........................   10,500                    154,962
Centaur Mining & Exploration Ltd.*
  Gold Mines ..............................   57,000                     73,402
C.S.R. Ltd.
  Multi-Industry ..........................   21,400                     83,160
Mayne Nickless Ltd.
  Multi-Industry ..........................   10,700                     62,573
News Corp. Ltd.
  Business & Public .......................   20,011                     96,256
North Limited
  Non-Ferrous Metals ......................   21,500                     82,245
Pacific Dunlop
  Multi-Industry ..........................   31,000                     92,051
Woodside Petroleum Ltd.
  Energy Sources ..........................   12,500                    107,944
                                                                      ---------
                                                                        858,333
                                                                      ---------
BRAZIL - 2.6%
Aracruz Celulose*
  Forest Products & Paper .................   29,001                     58,724
Banco Bradesco S.A. *
  Banking ................................ 5,668,591                     57,128
CIA Cervejaria Brahma
  Beverages & Tobacco .....................   66,181                     50,408
CIA Energetica de Minas
  Electrical & Gas Utilities ............. 1,039,347                     53,580
CIA Vale do Rio Doce Convertible*
  Steel ..................................     2,476                         23
CIA Vale do Rio Doce Preferred*
  Steel ..................................     2,476                     54,759
Electrobras*
  Electrical & Gas Utilities .............   133,000                     74,369
Light Servicos de Electrci
  Electrical & Gas Utilities .............   142,000                     70,663
Petroleo Brasileiro S.A.
  Energy Sources .........................   348,015                     96,657
Telecommunicacoes Brasileiras
  Telephone Utilities .................... 3,530,000                    535,434
Telecommunicacoes de
  Sao Preferred*
  Telephone Utilities ....................   262,915                     85,962
Uniminas*
  Steel .................................. 4,583,236                     51,044
White Martins S.A.*
  Energy Sources .........................    18,318                     53,596
                                                                     ----------
                                                                      1,242,347
                                                                     ----------
CANADA - 0.2%
Alliance Forest Products International*
  Forest Products & Paper ................     3,000                     73,205
MacMillan Bloee Ltd.
  Forest Products & Paper ................        27                        370
St. Lauren Paperboard Inc.*
  Forest Products & Paper ................     1,005                     15,645
                                                                      ---------
                                                                         89,220
                                                                      ---------
DENMARK - 1.3%
Bang & Olufsen Holding B
  Instruments & Components ...............       550                     33,994
Carli Gry International AS
  Textiles ...............................     2,740                    154,896
Falck AS
  Multi-lndustry .........................     2,450                    129,268
Jyske Bank AS
  Banking ................................       800                     68,984
Kobenhavns Lufthavne
  Airlines ...............................     1,225                    130,080
Novo-Nordisk AS
  Pharmaceuticals & Health ...............       945                    103,140
                                                                      ---------
                                                                        620,362
                                                                      ---------
FRANCE - 6.0%
Accor French Ord
  Leisure & Tourism .......................      999                    149,675
Alcatel Alsthom
  Electrical & Electronics ................    3,400                    426,049
AXA Company
  Insurance ...............................    3,274                    203,736
Axime (Ex Segin)
  Financial Services ......................    1,472                    174,178
BIC
  Household Appliances ....................      933                    152,653
Carrefour Supermarche
  Retailing ...............................      354                    257,236
Compagnie de Saint Gobain
  Multi-Industry ..........................    1,061                    154,811
Louis Vuitton-Moet Hennesy
  Beverages & Tobacco .....................      775                    208,479
Pechiney S.A. A
  Non-Ferrous Metals ......................    2,122                     83,638
Printemps
  Retailing ...............................      403                    193,764
Rhone Polenc
  Chemicals ...............................    4,422                    180,690
Sanofi S..A.
  Pharmaceuticals & Health                     1,648                    161,616
Societe National Elf-Aqita
  Energy Sources ..........................    1,414                    152,630
Total S.A.--SERIES B
  Energy Sources ..........................    3,230                    326,657
                                                                      ---------
                                                                      2,825,812
                                                                      ---------
GERMANY - 11.6%
Bayer AG
  Chemicals ...............................    9,050                    348,030
Bayerische Vereinsbank AG
  Banking .................................    8,880                    363,302
Buderus
  Machinery & Engineering                        432                    237,969
Daimler-Benz AG*
  Automobiles .............................    6,380                    518,015
Dresdner Bank AG
  Banking .................................    8,490                    293,759
Dyckerhoff
  Building Materials ......................      624                    225,575
Iwka
  Machinery & Engineering                      1,115                    324,376
Metro AG
  Retailing ...............................    1,370                    150,227
Preussag AG
  Multi-Industry ..........................    1,502                    439,978
Rhoen-Klinikum
  Pharmaceuticals & Health ................    2,420                    319,380
Schering AG
  Pharmaceuticals & Health ................    4,094                    437,766
SGL Carbon AG
  Non-Ferrous Metals ......................    1,344                    184,161
Suedezucker AG - Vorzug
  Food & Household Products ...............      562                    301,517
Tarkett International AG
  Food & Household Products ...............        1                         25
Veba AG
  Electrical & Gas Utilities ..............   11,200                    629,809
Volkswagen AG
  Automobiles .............................    1,154                    647,604
                                                                      ---------
                                              58,618                  5,421,493
                                                                      ---------
ITALY - 3.5%
Assicurazione Generali Itl
  Insurance ...............................    7,152                    129,841
Eni Spa
  Energy Sources ..........................   69,755                    394,314
Fiat Spa
  Automobiles .............................   28,843                    103,674
Instituto Banc San Paolo Torina
  Banking .................................   43,115                    311,140
Instituto Finanz Industriale
  Multi-Industry ..........................    6,139                     77,329
Italgas
  Electrical & Gas Utilities                  17,697                     56,302
Mediaset Spa
  Business & Public .......................   17,489                     73,872
Stet D Risp
  Telephone Utilities .....................   23,556                     81,567
Telecom Italia Mobile
  Telephone Utilities .....................  100,617                    323,601
Unicem Spa
  Building Materials ......................   12,000                     84,206
                                                                      ---------
                                                                      1,635,846
                                                                      ---------
JAPAN - 30.2%
Canon Inc.
  Electrical & Electronics ................   16,000                    436,001
Chugai Pharm Co.
  Pharmaceuticals & Health ................   35,000                    314,860
Dai-Ichi Kangyo Bank
  Banking .................................   20,000                    272,500
Dai Nippon Printing Co. Ltd.
  Multi-Industry ..........................   10,000                    226,210
Ebaba Corporation
  Machinery & Engineering .................   16,000                    240,359
Fanuc Co.
  Machinery & Engineering .................   12,000                    461,155
Fuji Bank
  Banking .................................   20,000                    300,449
Fujitsu Ltd.
  Instruments & Components ................   33,000                    458,273
Hitachi Ltd.
  Electrical & Electronics ................   25,000                    279,488
Honda Motor Co. Ltd.
  Automobiles .............................   14,000                    421,852
Industrial Bank of Japan
  Banking .................................      360                      5,596
Japan Tobacco Inc.
  Beverages & Tobacco .....................       56                    442,640
Kawasaki Steel
  Steel ...................................  110,000                    358,357
Marubeni Corp.
  International Trade .....................   73,000                    331,543
Mitsubishi Heavy
  Machinery & Engineering .................   70,000                    537,404
Mitsubishi Trust
  Financial Services ......................   21,000                    331,980
Mitsui Fudosan
  Real Estate .............................   35,000                    482,991
Mitsui Mining & Smelting
  Non-Ferrous .............................   32,000                    142,260
Nippon Oil Co.
  Energy Sources ..........................   45,000                    246,430
Nippon Paper Industries Co.
  Forest Products & Paper .................   50,000                    289,533
Nippon Telegraph & Telephone Co.
  Telephone Utilities .....................       53                    509,193
NKK Corporation
  Steel ...................................  100,000                    214,857
Nomura Securities Co. Ltd.
  Financial Services ......................   36,000                    496,791
NTT Data Comm Systems Corp.
  Telephone Utilities .....................       70                    270,842
Ohbayashi-Gumi Corp.
  Building & Construction .................   60,000                    401,939
Osaka Gas Co. Ltd.
  Electrical & Gas Utilities ..............  100,000                    287,349
Sankyo Co. Ltd.
  Pharmaceuticals & Health ................   14,000                    470,764
Seven Eleven Japan Ltd.
  Retailing ...............................    7,000                    529,457
Sharp Corp.
  Electrical & Electronics ................   16,000                    220,796
Shin-Etsu Chemical Co.
  Chemicals ...............................   16,800                    446,064
Sony Corp.
  Electrical & Electronics ................    5,000                    436,264
Sumitomo Bank
  Banking .................................   20,000                    328,399
Sumitomo Electric Industries
  Industrial Components ...................   26,000                    436,002
TDK Corp.
  Instruments & Components ................    5,000                    367,265
The Bank of Tokyo Mitsubishi
  Banking .................................   23,050                    463,033
Tokio Marine & Fire
  Insurance ...............................   36,000                    471,636
Tokyo Electron Ltd.
  Multi-Industry ..........................    8,800                    421,189
Toray Inds Inc.
  Textiles ................................   22,000                    156,985
Toyota Motor Co.
  Automobiles .............................   16,000                    472,335
Yamato Transport Co. Ltd.
  Road & Rail Transport ...................   11,000                    137,385
                                                                     ----------
                                                                     14,118,426
                                                                     ==========
MEXICO - 0.9%
AIFA S.A. A*
  Multi-Industry ..........................   12,948                     88,178
Apasco S.A.*
  Building Materials ......................    6,000                     42,900
Cemex S.A.*
  Building Materials ......................   22,441                     97,459
CIFRA C
  Retailing ...............................   17,220                     27,529
CIFRA S.A. DE CV A
  Retailing ...............................    2,106                      3,891
Desc S.A. Series C
  Multi-Industry ..........................       84                        605
Desc Sociedad De Fomento In
  Multi-Industry ..........................    8,394                     61,285
Grupo Carso S.A.
  Multi-Industry ..........................    7,200                     50,120
Hylsamex S.A.
  Steel ...................................    5,263                     27,096
Kimberly Clark Mex
  Pharmaceuticals & Health ................    5,610                     22,562
                                                                     ----------
                                                                        421,625
                                                                     ----------
NETHERLANDS - 6.4%
Akzo Dutch
  Chemicals ............. .................    2,020                    277,022
Baan Company NV*
   Data Processing & Reproduction .........    2,344                    158,935
BeSemiconductor Ind*
  Instruments & Components ................    6,970                    100,561
Elsevier
  Business & Public .......................   17,918                    299,622
ING Groep NV
  Insurance ...............................    8,473                    390,928
Philips Electronics NV
  Industrial Components ...................    5,235                    375,243
Royal Dutch Petroleum Co. ADRs
  Energy Sources ..........................   14,508                    755,170
Unilever
  Food & Household Products ...............      733                    154,410
Vedior NV*
  Retailing ...............................      622                    $16,457
Vendex International NV
  Retailing ...............................    4,450                    244,211
Verenigde Nederlandse
  Business & Public .......................   10,212                    225,949
                                                                     ----------
                                                                      2,998,508
                                                                     ----------
SPAIN - 5.2%
Acerinox SA
  Multi-Industry ..........................      523                     98,039
Asturiana de Zinc*
  Non-Ferrous Metals ......................    7,523                    159,357
Banco Central Hispano
  Banking .................................    5,071                    185,570
Banco De Santander
  Banking .................................   12,162                    374,875
Bankinter-Banco Interc Es
  Banking .................................    1,201                    212,004
Centros Comerciales Pryca
  Retailing ...............................    5,372                    116,347
Corp Financiera Reunida*
  Financial Services ......................   23,453                     98,723
Cortefiel SA
  Retailing ...............................    1,789                     78,100
Empresa Nac de Electricidad
  Electrical & Gas Utilities ..............    3,790                    318,300
Sol Melia S.A.
  Leisure & Tourism .......................    2,667                    109,550
Telefonica
  Telephone Utilities .....................   18,399                    532,145
Vallehermoso S.A.
  Real Estate .............................    4,680                    126,301
                                                                     ----------
                                                                      2,409,311
                                                                     ----------
SWEDEN - 0.7%
Electrolux
  Household Appliances ....................    1,586                    114,479
Ericsson AB
  Electrical & Electronics ................      293                     11,541
Kinnevik AB
  Machinery & Engineering .................      283                      7,890
Pharmacia & UpJohn
  Pharmaceuticals & Health ................    2,237                     75,525
Skandia Forsakrings AB
  Insurance ...............................    2,729                    100,609
                                                                     ----------
                                                                        310,044
                                                                     ----------
SWITZERLAND - 6.9%
Credit Suisse Group-Reg
  Banking .................................    3,100                    398,309
Holderbank Finan Glaris-B
  Building Materials ......................      440                    415,789
Nestle
  Food & Household Products ...............      401                    529,244
Roche Holding AG-Genussch
  Pharmaceuticals & Health ................       87                    787,251
Schweizerische Bankverein-R
  Banking .................................    1,566                    419,052
Sulzer AG
  Instruments & Components ................      299                    256,116
Zurich Versicherungs-Reg
  Insurance ...............................    1,091                    434,366
                                                                     ----------
                                                                      3,240,127
                                                                     ----------
UNITED KINGDOM - 17.8%
Abbey National
  Banking .................................   17,211                    234,989
Avis Europe PLC
  Road & Rail Transport ...................   58,101                    132,051
BAT Industries
  Multi-Industries ........................   25,916                    231,938
BG PLC
  Electrical & Gas Utilities ..............   50,049                    184,168
British Aerospace PLC
  Aerospace & Defense .....................    8,693                    193,450
British Petroleum Co. PLC
  Energy Sources ..........................   48,218                    599,330
British Telecommunications PLC
  Telephone Utilities .....................   95,792                    711,363
Cable & Wireless
  Telephone Utilities .....................   24,330                    223,823
Caradon PLC
  Miscellaneous Materials .................   36,000                    120,783
Centra
  Electrical & Gas Utilities ..............   77,049                     93,973
Commercial Union Assurance
  Insurance ...............................   16,800                    176,649
Courtaulds PLC
  Chemicals ...............................   28,498                    160,383
General Electric PLC
  Electrical & Electronics ................   34,241                    204,676
Glaxo Wellcome PLC
  Pharmaceuticals & Health ................   24,267                    501,031
Hillsdown Holdings PLC
  Food & Household Products ...............   51,000                    143,511
HSBC Holdings PLC
  Banking .................................   10,165                    312,863
Kingfisher PLC
  Retailing ...............................   20,201                    229,396
Ladbroke Group
  Leisure & Tourism .......................   56,792                    222,219
Lloyds TSB Group PLC
  Banking .................................   73,184                    750,627
Logica PLC
  Business & Public .......................   19,514                    225,005
London International Group
  Pharmaceuticals & Health ................   88,086                    253,735
Marks & Spencer PLC
  Retailing ...............................   33,525                    277,987
National Power PLC
  Electrical & Gas Utilities ..............   24,500                    212,944
Prudential Corp.
  Insurance ...............................   34,058                    329,758
RMC Group PLC
  Building Materials ......................   11,000                    178,669
Royal & Sun Alliance Ins.
  Insurance ...............................   30,647                    226,058
Sainsbury (J) PLC
  Retailing ...............................   33,982                    206,241
Severn Trent ORD
  Electrical & Gas Utilities ..............   11,194                    144,914
Smiths Industries PLC
  Machinery & Engineering .................    5,978                     76,594
Tomkins PLC
  Multi-Industry ..........................   51,041                    220,964
Unilever Limited
  Food & Household Products ...............    6,000                    171,983
Zeneca Group PLC
  Pharmaceuticals & Health ................   10,726                    354,686
                                                                     ----------
                                                                      8,306,761
                                                                     ----------
TOTAL COMMON STOCKS
  (Identified Cost $40,216,180)                                      45,313,427
                                                                     ==========
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 2.7%
--------------------------------------------------------------------------------

Salomon Repurchase Agreement
 5.90% due 7/01/97 proceeds at
 maturity $1,297,521 (collateralized
 by $366,322 U.S. Treasury Note
 8.75% due 8/15/20, $655,925
 U.S. Treasury Note 9.125% due 5/15/18,
 $216,565 U.S. Treasury Note 9.00%
 due 11/15/18 and $82,996 U.S.
 Treasury Bond 7.50% due 11/15/16)                                    1,297,323
                                                                    -----------
TOTAL INVESTMENTS
  (Identified Cost $41,513,503)                99.6%                 46,610,750
OTHER ASSETS,
 LESS LIABILITIES .........................     0.4                     173,230
                                              -----                 -----------
NET ASSETS ................................   100.0%                $46,783,980
                                              =====                 ===========

Forward currency contracts which were open at June 30, 1997 are as follows:

                                                    DELIVERY
                           MARKET     AGGREGATE       DATE OF       UNREALIZED
  CURRENCY     COUNTRY     VALUE      FACE VALUE    CONTRACTS      APPRECIATION
  --------     -------     -----      ----------    ---------      ------------
Deutsche Mark
 (Sell) ...    Germany    $ 843,966   $ 850,000       Dec-97         $ 6,034
Franc (Sell)   France       449,198     450,000       Dec-97             802
Franc (Sell)   Switzerland  157,730     160,000       Dec-97           2,270
Guilder (Sell) Netherlands  382,190     385,000       Dec-97           2,810
Yen (Sell)     Japan      1,762,170   1,775,000       Dec-97          12,830
                                                                     -------
                                                                     $24,746
                                                                     =======
 *Non income producing

 See notes to financial statements

--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
ASSETS:
Investments at value (Note 1A) (Identified Cost, $41,513,503) ...   $46,610,750
Cash ............................................................           402
Receivable for forward contracts ................................        24,746
Receivable for investments sold .................................       952,968
Dividends and interest receivable ...............................       177,966
                                                                    -----------
 Total assets ...................................................    47,766,832
                                                                    -----------
LIABILITIES:
Payable for securities purchased ................................       945,355
Payable to affiliates--Investment advisory fees (Note 2) ........        35,035
Other liabilities ...............................................         2,462
                                                                    -----------
 Total liabilities ..............................................       982,852
                                                                    -----------
NET ASSETS ......................................................   $46,783,980
                                                                    ===========
REPRESENTED BY:
Paid-in capital for beneficial interests ........................   $46,783,980
                                                                    ===========

See notes to financial statements

--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

Dividends (net of foreign withholding tax of $113,630)  $ 445,172
Interest ..............................................    34,569
                                                        ---------
 Total investment income ..............................              $  479,741

EXPENSES:
Investment advisory fees (Note 2) .....................   228,303
Administrative fees (Note 3) ..........................    11,415
Expense fees (Note 6) .................................     4,813
                                                        ---------
 Total expenses .......................................   244,531

 Less aggregate amount waived by Investment Adviser
  and Administrator (Note 2 and 3)                        (13,915)      230,616
                                                        ---------    -----------
 Net investment income ................................                 249,125

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions .   503,054
Net realized loss on foreign exchange
 currencies transactions ..............................  (109,223)
                                                        ---------
 Net realized gain (loss) .............................                 393,831
                                                                     ----------
Unrealized appreciation (depreciation) of investments--
 Beginning of period .................................. 1,419,174
 End of period ........................................ 5,097,247     3,678,073
                                                        ---------
Translation of other assets and liabilities denominated
   in foreign currencies--net .........................                (115,525)
                                                                     ----------
 Net change in unrealized appreciation (depreciation) .               3,562,548
                                                                     ----------
 Net realized and unrealized gain on investments ......               3,956,379
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..              $4,205,504
                                                                     ==========

See notes to financial statements

--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED       YEAR ENDED
                                                                          JUNE 30, 1997        DECEMBER 31,
                                                                           (UNAUDITED)             1996
                                                                            ----------          -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ...........................................         $   249,125          $   306,984
Net realized gain on investments and foreign exchange transactions            393,831            3,632,070
Net change in unrealized appreciation (depreciation) of investments and
 foreign currency exchange ......................................           3,562,548           (2,379,237)
                                                                          -----------          -----------
 Net increase in net assets resulting from operations ...........           4,205,504            1,559,817
                                                                          -----------          -----------
CAPITAL TRANSACTIONS:
Proceeds from contributions .....................................           6,484,332           28,377,160
Value of withdrawals ............................................         (12,962,097)         (20,994,299)
                                                                           ----------          -----------
 Net increase (decrease) in net assets from capital transactions           (6,477,765)           7,382,861
                                                                           ----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS: ..........................          (2,272,261)           8,942,678
NET ASSETS:
Beginning of period .............................................          49,056,241           40,113,563
                                                                           ----------          -----------
End of period ...................................................         $46,783,980          $49,056,241
                                                                          ===========          ===========

See notes to financial statements

--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SIX MONTHS                                   MAY 1, 1994
                                                  ENDED        YEAR ENDED DECEMBER 31,     (COMMENCEMENT
                                              JUNE 30, 1997    ----------------------     OF OPERATIONS) OF
                                               (UNAUDITED)        1996          1995      DECEMBER 31, 1994
                                                ----------      --------      --------     ---------------
RATIOS / SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) ....  $46,784          $49,056      $40,114          $32,153
Ratio of expenses to average net assets ......    1.00%*           1.11%        1.20%            1.22%*
Ratio of net investment income
 to average net assets .......................    1.08*            0.65%        0.59%            0.60%*
Portfolio turnover ...........................      58%             109%          51%              25%
Average commission rate per share (A) ........  $0.0013          $0.0321          N/A              N/A

Note: If the Agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Expenses to average net assets ...............   1.06%*            1.13%          N/A              N/A
Net investment income to average net assets ..   1.02%*            0.63%          N/A              N/A

   *Annualized
 (A)The average commission rate paid is applicable for Funds that invest greater than 10% of average net assets in equity transactions on which commissions are charged. This disclosure is required for fiscal periods beginning on or after September 1, 1995.

See notes to financial statements

--------------------------------------------------------------------------------
 INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
International Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following significant accounting policies consistently followed by the Portfolio are as follows

A. INVESTMENT SECURITY VALUATIONS -- Equity securities in the portfolio are valued at the last sale price on the exchange on which they are primarily traded, or at the quoted bid price for securities in which there were no sales during the day, or for unlisted securities not reported on the NASDAQ system. Securities listed on a foreign exchange are valued at the last quoted sale price available. Bonds and other fixed income securities (other than short-term obligations maturing in sixty days or less) in the portfolio are valued on the basis of valuations furnished by a pricing service approved by the Board of Trustees, the use of which has been approved by the Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchanges or over-the-counter prices. Short-term obligations maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees. Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time of fund valuation, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Trustees.

B. FOREIGN CURRENCY TRANSLATION -- The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Translation of foreign currency includes net exchange gains and losses, disposition of foreign currency and the difference between the amount of investment income, expenses and foreign taxes withheld recorded and the actual amount received or paid.

C. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Portfolio could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar. Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

D. ACCOUNTING FOR INVESTMENTS -- Securities transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

E. U.S. FEDERAL INCOME AND OTHER TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income and net realized gains as such income and/or gains are earned.

F. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

G. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $228,303, of which $2,500 was voluntarily waived, for the six months ended June 30, 1997. The investment advisory fees are computed at the annual rate of 1.00% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative services fees paid to the Administrator, as compensation for overall administrative services including general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $11,415 all of which was voluntarily waived, for the six months ended June 30, 1997. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain officers and a Trustee of the Portfolio are officers and directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
For the six months ended June 30, 1997, purchases and sales of investment securities, other than short-term investments, aggre-gated $25,742,675 and $30,562,895, respectively.

(5) FEDERAL INCOME TAX BASIS
     OF INVESTMENTS
The cost and unrealized appreciation/(depreciation) in value of the investment securities owned at June 30, 1997 as computed on a federal income tax basis, are as follows:

Aggregate cost .....................    $41,513,503
                                        ===========
Gross unrealized appreciation ......    $ 6,090,246
Gross unrealized depreciation ......       (992,999)
                                        -----------
Net unrealized appreciation ........    $ 5,097,247
                                        ===========
(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement, and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee, on an annual basis, accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate expenses of the Portfolio less expenses waived by the Administrator would on an annual basis exceed an agreed upon rate, which as of July 1, 1996 is 1.00% of average daily net assets.

(7) FINANCIAL INSTRUMENTS
The Portfolio may trade financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when related and offsetting transactions are considered.

(8) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Landmark Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1997, the commitment fee allocated to the Portfolio was $102. Since the line of credit was established, there have been no borrowings.